Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)		Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 2,423,760	$ 3,117,682		$ 116,472
Accounts receivable, net	14,163	18,218		26,389
Deferred costs				1,272,202
Other assets	3,076,687	3,957,542		146,152
Inventories				1,730
Total current assets	5,699,428	7,331,174		1,656,030
Noncurrent assets
Property and equipment, net	60,270	77,525		58,065
Right-of-use assets	246,229	316,725		30,940
Other assets	605,748	779,173
Investments at equity
Total noncurrent assets	912,247	1,173,423		89,005
TOTAL ASSETS	6,611,675	8,504,597		1,745,035
Current liabilities
Accounts payable, net	915	1,177
Accruals and other payables	23,809	30,626		323,971
Bank loans, current	30,108	38,728		55,250
Lease liabilities, current	85,698	110,233		35,812
Total current liabilities	2,421,996	3,115,414		6,041,029
Noncurrent liabilities
Bank loans, non-current	98,112	126,201		163,728
Lease liabilities, non-current	161,359	207,557
Total noncurrent liabilities	259,471	333,758		163,728
TOTAL LIABILITIES	2,681,467	3,449,172		6,204,757
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid in capital	10,816,122	13,912,778		78,722
Accumulated deficit	(7,179,118)	(9,234,500)		(4,561,053)
Accumulated other comprehensive (loss)/ income	271,115	348,542		(1,594)
Total shareholders’ equity (deficit)	3,930,208	5,055,425		(4,459,722)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	6,611,675	8,504,597		1,745,035
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	7,365	9,666	[1]	5,264	[1]
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	14,724	18,939		18,939	[1]
Related Party [Member]
Current assets
Amount due from related parties	184,818	237,732		93,085
Current liabilities
Amount due to related parties	$ 2,281,466	$ 2,934,650		$ 5,625,996

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on May 27, 2026.